Schedule of Investments (unaudited)
January 31, 2025
 BrandywineGLOBAL — Alternative Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 55.9%
Communication Services — 2.6%
Diversified Telecommunication Services — 1.4%
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	381,100	$411,098
Media — 1.2%
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	330,000	348,708 (a)

Total Communication Services				759,806
Consumer Discretionary — 4.5%
Hotels, Restaurants & Leisure — 4.1%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	600,000	509,899 (a)
Grupo Posadas SAB de CV, Senior Secured Notes, Step bond (7.000% to 12/15/25 then 8.000%)	7.000%	12/30/27	340,000	309,900 (b)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	370,000	368,780 (a)
Total Hotels, Restaurants & Leisure				1,188,579
Textiles, Apparel & Luxury Goods — 0.4%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	135,000	129,382 (a)

Total Consumer Discretionary				1,317,961
Consumer Staples — 0.6%
Consumer Staples Distribution & Retail — 0.6%
Walgreens Boots Alliance Inc., Senior Notes	3.200%	4/15/30	190,000	157,931

Energy — 23.4%
Energy Equipment & Services — 2.4%
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	340,000	348,694 (a)
Yinson Boronia Production BV, Senior Secured Notes	8.947%	7/31/42	327,089	341,457 (a)
Total Energy Equipment & Services				690,151
Oil, Gas & Consumable Fuels — 21.0%
Azule Energy Finance PLC, Senior Notes	8.125%	1/23/30	200,000	203,000 (a)
Baytex Energy Corp., Senior Notes	8.500%	4/30/30	280,000	288,691 (a)
California Resources Corp., Senior Notes	7.125%	2/1/26	200,000	200,203 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	280,000	282,162 (a)
Ecopetrol SA, Senior Notes	7.750%	2/1/32	315,000	309,720
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	200,000	198,735 (b)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	8.000%	5/15/33	55,000	55,047
Kraken Oil & Gas Partners LLC, Senior Notes	7.625%	8/15/29	350,000	344,752 (a)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	320,000	316,523 (b)
NFE Financing LLC, Senior Secured Notes	12.000%	11/15/29	575,338	600,869 (a)
OHI Group SA, Senior Secured Notes	13.000%	7/22/29	700,000	721,700 (a)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	460,000	422,374
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	638,000	637,240 (a)
Strathcona Resources Ltd., Senior Notes	6.875%	8/1/26	280,000	281,121 (a)
Talos Production Inc., Secured Notes	9.375%	2/1/31	145,000	150,766 (a)
Transportadora de Gas del Sur SA, Senior Notes	8.500%	7/24/31	260,000	271,967 (a)
Wildfire Intermediate Holdings LLC, Senior Notes	7.500%	10/15/29	155,000	153,380 (a)
YPF SA, Senior Notes	8.250%	1/17/34	270,000	272,025 (a)
YPF SA, Senior Secured Notes	9.000%	2/12/26	450,000	456,697 (b)
Total Oil, Gas & Consumable Fuels				6,166,972

Total Energy				6,857,123
See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 BrandywineGLOBAL — Alternative Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 3.7%
Banks — 0.7%
Bank of Nova Scotia, Junior Subordinated Notes (4.900% to 6/4/25 then 5 year Treasury Constant Maturity Rate + 4.551%)	4.900%	6/4/25	220,000	$219,865 (c)(d)
Consumer Finance — 2.0%
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/26 then 5 year Treasury Constant Maturity Rate + 3.868%)	4.700%	5/15/26	390,000	375,166 (c)(d)
Enova International Inc., Senior Notes	9.125%	8/1/29	190,000	200,136 (a)
Total Consumer Finance				575,302
Financial Services — 0.3%
Freedom Mortgage Corp., Senior Notes	12.000%	10/1/28	70,000	76,313 (a)
Insurance — 0.7%
Ardonagh Finco Ltd., Senior Secured Notes	7.750%	2/15/31	200,000	206,065 (a)

Total Financials				1,077,545
Health Care — 1.3%
Health Care Providers & Services — 1.3%
Star Parent Inc., Senior Secured Notes	9.000%	10/1/30	360,000	379,279 (a)

Industrials — 6.6%
Building Products — 2.6%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	10.250%	10/15/28	720,000	763,846 (a)
Commercial Services & Supplies — 1.0%
Deluxe Corp., Senior Secured Notes	8.125%	9/15/29	280,000	288,332 (a)
Machinery — 0.5%
Manitowoc Co. Inc., Secured Notes	9.250%	10/1/31	150,000	156,115 (a)
Passenger Airlines — 1.9%
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	255,000	257,567 (a)
AS Mileage Plan IP Ltd., Senior Secured Notes	5.021%	10/20/29	155,000	152,169 (a)
AS Mileage Plan IP Ltd., Senior Secured Notes	5.308%	10/20/31	155,000	152,416 (a)
Total Passenger Airlines				562,152
Trading Companies & Distributors — 0.6%
Air Lease Corp., Junior Subordinated Notes (4.650% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 4.076%)	4.650%	6/15/26	175,000	171,200 (c)(d)

Total Industrials				1,941,645
Information Technology — 2.8%
Communications Equipment — 1.3%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	410,000	368,007 (a)
IT Services — 1.3%
Sabre GLBL Inc., Senior Secured Notes	8.625%	6/1/27	263,000	264,614 (a)
Sabre GLBL Inc., Senior Secured Notes	10.750%	11/15/29	118,000	122,179 (a)
Total IT Services				386,793
Software — 0.2%
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., Senior Secured Notes	8.000%	6/15/29	70,000	67,900 (a)

Total Information Technology				822,700
Materials — 7.4%
Chemicals — 3.0%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	240,000	201,484 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2025 Quarterly Report

 BrandywineGLOBAL — Alternative Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Chemicals — continued
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	360,000	$366,382 (a)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	300,000	314,040 (a)
Total Chemicals				881,906
Metals & Mining — 4.4%
Cleveland-Cliffs Inc., Senior Notes	7.000%	3/15/32	145,000	144,826 (a)
CSN Resources SA, Senior Notes	8.875%	12/5/30	290,000	286,611 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	450,000	449,746 (a)
Taseko Mines Ltd., Senior Secured Notes	8.250%	5/1/30	380,000	389,472 (a)
Total Metals & Mining				1,270,655

Total Materials				2,152,561
Real Estate — 2.5%
Real Estate Management & Development — 2.5%
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323, Senior Secured Notes (11.000% PIK)	11.000%	9/12/30	710,000	738,400 (a)(e)

Utilities — 0.5%
Electric Utilities — 0.5%
YPF Energia Electrica SA, Senior Notes	7.875%	10/16/32	160,000	156,112 (a)

Total Corporate Bonds & Notes (Cost — $15,912,421)				16,361,063
Collateralized Mortgage Obligations(f) — 18.1%
ACRES Commercial Realty Ltd., 2021-FL1 D (1 mo. Term SOFR + 2.764%)	7.066%	6/15/36	150,000	149,452 (a)(d)
Bellemeade Re Ltd., 2022-2 M2 (30 Day Average SOFR + 9.250%)	13.601%	9/27/32	150,000	174,065 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5332 SA, IO (-1.000 x 30 Day Average SOFR + 6.000%)	1.649%	8/25/53	12,684,820	813,390 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 B1 (30 Day Average SOFR + 4.750%)	9.101%	2/25/42	110,000	116,275 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M2 (30 Day Average SOFR + 3.750%)	8.101%	2/25/42	750,000	786,441 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA7 M2 (30 Day Average SOFR + 7.000%)	11.351%	3/25/52	500,000	570,606 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA1 M1B (30 Day Average SOFR + 3.500%)	7.851%	3/25/42	320,000	334,420 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	8.565%	9/25/31	1,043,449	1,115,887 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R04 2B1 (30 Day Average SOFR + 5.364%)	9.715%	6/25/39	787,593	831,055 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2025-R01 1B1 (30 Day Average SOFR + 1.700%)	6.051%	1/25/45	400,000	401,000 (a)(d)

Total Collateralized Mortgage Obligations (Cost — $5,248,531)				5,292,591
Senior Loans — 4.6%
Communication Services — 2.3%
Diversified Telecommunication Services — 2.3%
Numericable U.S. LLC, USD Term Loan B14 (3 mo. Term SOFR + 5.500%)	9.802%	8/15/28	786,000	666,135 (d)(g)(h)

Consumer Discretionary — 0.8%
Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc., Initial Term Loan B (1 mo. Term SOFR + 3.750%)	8.062%	3/8/30	224,616	227,142 (d)(g)(h)(i)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 BrandywineGLOBAL — Alternative Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 1.3%
Health Care Technology — 1.3%
Cotiviti Inc., Initial Floating Rate Term Loan (1 mo. Term SOFR + 2.750%)	7.087%	5/1/31	397,005	$400,231 (d)(g)(h)

Industrials — 0.2%
Passenger Airlines — 0.2%
AS Mileage Plan IP Ltd., Initial Term Loan (3 mo. Term SOFR + 2.000%)	6.293%	10/1/31	49,875	50,243 (d)(g)(h)

Total Senior Loans (Cost — $1,283,039)				1,343,751
Asset-Backed Securities — 3.6%
Bain Capital Credit CLO Ltd., 2020-1A DR (3 mo. Term SOFR + 3.700%)	7.993%	4/18/33	650,000	651,693 (a)(d)
Bain Capital Credit CLO Ltd., 2023-1A E (3 mo. Term SOFR + 8.050%)	12.358%	4/16/36	410,000	417,510 (a)(d)

Total Asset-Backed Securities (Cost — $1,079,666)				1,069,203
U.S. Government & Agency Obligations — 2.0%
U.S. Government Obligations — 2.0%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.150%) (Cost — $599,400)	4.416%	4/30/26	600,000	600,569 (d)

Sovereign Bonds — 1.8%
Argentina — 0.9%

Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	369,600	279,911
Panama — 0.9%
Panama Government International Bond, Senior Notes	3.870%	7/23/60	480,000	259,646

Total Sovereign Bonds (Cost — $540,993)				539,557
			Shares
Common Stocks — 0.2%
Utilities — 0.2%
Electric Utilities — 0.2%
New Fortress Energy Inc. (Cost — $0)			3,612	52,018 *(i)(j)(k)
Total Investments before Short-Term Investments (Cost — $24,664,050)				25,258,752
	Rate
Short-Term Investments — 12.5%
Money Market Funds — 7.9%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $2,329,540)	4.257%		2,329,540	2,329,540 (l)(m)
		Maturity Date	Face Amount†
Sovereign Bonds — 4.6%
Egypt Treasury Bills (Cost — $1,359,219)	23.583%	3/11/25	68,700,000 EGP	1,337,112 (n)

Total Short-Term Investments (Cost — $3,688,759)				3,666,652
Total Investments — 98.7% (Cost — $28,352,809)				28,925,404
Other Assets in Excess of Liabilities — 1.3%				368,099
Total Net Assets — 100.0%				$29,293,503

See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2025 Quarterly Report

 BrandywineGLOBAL — Alternative Credit Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(k)	Restricted security (Note 3).
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2025, the total market value of investments in Affiliated Companies was $2,329,540 and the cost was $2,329,540 (Note 2).

(n)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
EGP	—	Egyptian Pound
IO	—	Interest Only
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At January 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	468,691	EUR	430,000	JPMorgan Chase & Co.	2/5/25	$22,511
EUR	430,000	USD	456,341	Wells Fargo Securities LLC	2/5/25	(10,160)
Net unrealized appreciation on open forward foreign currency contracts						$12,351

Abbreviation(s) used in this table:
EUR	—	Euro
USD	—	United States Dollar
See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 BrandywineGLOBAL — Alternative Credit Fund
At January 31, 2025, the Fund had the following open swap contracts:
OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Bank PLC (Panama Government International Bond, 8.875%, due 9/30/ 27)	$1,590,000	12/20/33	2.921%	1.000% quarterly	$(202,834)	$(151,497)	$(51,337)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Alternative Credit Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Alternative Credit Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$16,361,063	—	$16,361,063
Collateralized Mortgage Obligations	—	5,292,591	—	5,292,591
Senior Loans:
Consumer Discretionary	—	—	$227,142	227,142
Other Senior Loans	—	1,116,609	—	1,116,609
Asset-Backed Securities	—	1,069,203	—	1,069,203
U.S. Government & Agency Obligations	—	600,569	—	600,569
Sovereign Bonds	—	539,557	—	539,557
Common Stocks	—	—	52,018	52,018
Total Long-Term Investments	—	24,979,592	279,160	25,258,752
Short-Term Investments†:
Money Market Funds	$2,329,540	—	—	2,329,540
Sovereign Bonds	—	1,337,112	—	1,337,112
Total Short-Term Investments	2,329,540	1,337,112	—	3,666,652
Total Investments	$2,329,540	$26,316,704	$279,160	$28,925,404
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$22,511	—	$22,511
Total	$2,329,540	$26,339,215	$279,160	$28,947,915
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$10,160	—	$10,160
OTC Credit Default Swaps on Sovereign Issues — Sell Protection‡	—	202,834	—	202,834
Total	—	$212,994	—	$212,994

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2025. The following transactions were

BrandywineGLOBAL — Alternative Credit Fund 2025 Quarterly Report

effected in such company for the period ended January 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$377,738	$7,068,449	7,068,449	$5,116,647	5,116,647

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$15,517	—	$2,329,540
3. Restricted securities
The following Fund investment is restricted as to resale and, in the absence of readily ascertainable market values, is fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2025	Value Per Share	Percent of Net Assets
New Fortress Energy Inc., Common Shares	3,612	12/24	$0 (a)	$52,018	$14.40	0.18%

(a)	Amount represents less than $1.

BrandywineGLOBAL — Alternative Credit Fund 2025 Quarterly Report